LONG-TERM DEBT (Details 3) € in Millions	Dec. 31, 2015 EUR (€)
Summary Of Outstanding Other Debt Details Textual [Line Items]
Floating rate borrowings	€ 2
NBG Pangaea REIC
Summary Of Outstanding Other Debt Details Textual [Line Items]
Floating rate borrowings	106
Stopanska Banka
Summary Of Outstanding Other Debt Details Textual [Line Items]
Fixed rate borrowings	12
Floating rate borrowings	€ 2